MERRILL LYNCH
ASSET INCOME
FUND, INC.




FUND LOGO





Quarterly Report

September 30, 1998



Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program.Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.






Merrill Lynch
Asset Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

Printed on post-consumer recycled paper


MERRILL LYNCH ASSET INCOME FUND, INC.



Worldwide
Investments as of
September 30, 1998


Breakdown of
Stocks & Fixed-Income             Percent of
Securities by Country             Net Assets++

United States*                     75.1%
United Kingdom                      8.4
Germany                             7.0
Sweden                              3.3
France                              1.7
Japan                               0.9
Italy                               0.5
Canada                              0.4
Finland                             0.4
Netherlands                         0.4
Spain                               0.3
Switzerland                         0.2
Ireland                             0.1

[FN]
 *Includes investments in short-term securities.
++Percent of net assets may not total 100%.


Ten Largest Industries            Percent of
(Equity Investments)              Net Assets

Banking                             1.6%
Computer Services & Software        1.6
Insurance                           1.5
Telecommunications                  1.3
Retail Stores                       1.2
Pharmaceuticals                     1.1
Electronics                         1.1
Computers                           1.1
Financial Services                  0.8
Chemicals                           0.8

                          Country
Ten Largest Holdings        of    Percent of
(Equity Investments)      Origin  Net Assets

CompaqComputer
 Corporation                US      0.9%
Great Lakes Chemical
 Corp.                      US      0.6
MCI WorldCom, Inc.          US      0.5
Bristol-Myers Squibb Co.    US      0.5
Warner-Lambert Company      US      0.5
Providian Financial
 Corporation                US      0.5
Computer Associates
 International, Inc.        US      0.4
World Color Press, Inc.     US      0.4
Tele-Communications
 TCI Ventures Group
 (Class A)                  US      0.4
GreenPoint Financial
 Corp.                      US      0.4




Merrill Lynch Asset Income Fund, Inc., September 30, 1998


DEAR SHAREHOLDER


Concerns over the prospects for the worldwide economy spilled over into the US stock market during the quarter ended September 30, 1998. The increased volatility in US share prices reflected the deteriorating outlook for corporate profits amid signs of a weakening US economy. The uncertain economic picture and the resulting flight to quality by investors pushed the 30-year US Treasury bond to record low yields. In contrast, corporate bonds, mortgage-backed securities and emerging markets debt underperformed Treasury securities by a wide margin. The leverage/derivatives-related problems of a major hedge fund and possible impeachment of President Clinton further heightened investor uncertainties, as did Russia's devaluation and effective repudiation of its debt in August. A one-quarter point cut in the Federal Funds rate in late September did not restore investor confidence, since a more significant easing of monetary policy was expected. However, the central bank unexpectedly cut the Federal Funds rate another quarter point in October, which investors viewed positively.

As long as worldwide economic prospects appear fragile, it is likely that stock and bond market volatility will continue. For the overall global economy, the deepening recession in Japan is of great concern as well as the difficulties in emerging economies such as Russia and Brazil.

Investors are awaiting decisive programs in Japan designed to stabilize the financial system and stimulate the economy. Positive developments in Japan, combined with continued monetary easing on the part of the Federal Reserve Board, would likely provide an important element of tability to the volatile investment environment.


Portfolio Matters
As of September 30, 1998, the asset allocation for Merrill Lynch
Asset Income Fund, Inc. was: US bonds, 39% of net assets; foreign bonds, 16%; US stocks, 18%; foreign stocks, 8%; and cash and cash equivalents, 19%.

Global economic prospects became increasingly uncertain during the three months ended September 30, 1998. Weakness in economic activity in Asia seemed to be spreading as a result of problems in Russia and Latin America. The increasing probability of a slowdown in global economic activity led us to enlarge the Fund's fixed-income representation, including cash and cash equivalents, from 68% of net assets to 74% during the September quarter. We increased the Fund's positions in cash and cash equivalents from 10% of net assets to 19% and foreign bonds from 5% of net assets to 16% during the three-month period ended September 30, 1998. We maintained representation in German and British obligations, given the appeal of these markets as safe havens during the current period of economic uncertainty, and retained a position in Swedish bonds in view of the attractive yields offered by these obligations.

We reduced the Fund's allocation to US bonds from 52% of net assets to 39% during the three months ended September 30, 1998, following the strong rally in the US bond market. We slightly extended the average duration of US fixed-income holdings from 5.2 years to 5.4 years. While the major portion of assets remain allocated to US Treasury obligations, we also took advantage of an unusually large yield differential between US Treasury issues and Federal National Mortgage Association (FNMA) obligations to initiate commitments in FNMA securities during August.

US equity exposure was virtually unchanged during the third quarter of 1998. We continued to believe that consumer spending will remain the strongest sector of the US economy. Consumer cyclical stocks remained a major investment sector. However, we continued to allocate substantial assets to the financial and consumer staples sectors. Overall, we emphasized companies with relatively limited exposure to economies with the most uncertain prospects in favor of those more dependent on domestic sources of revenue.

We reduced the Fund's foreign equity representation from 14% of net assets on June 30, 1998 to 8% as of September 30, 1998. In cutting back on foreign equities, we concentrated on eliminating our commitments to emerging markets through the elimination of our remaining positions in Latin America and the sale of our shares of P.T. Indonesian Satellite Corp. and Overseas Chinese Banking Corp. Ltd. in Asia. In the residual foreign equity commitment, emphasis remained on Western European equities. We continued to regard long-term economic prospects as favorable, with the continuing potential for economic restructuring. We also maintained a commitment to Japanese equities, although our position remained underweighted relative to the unmanaged benchmark Morgan Stanley Capital International Europe Australasia Far East Index.

We lifted the hedge on continental European stocks and bonds because it appeared that a period of US dollar weakness as compared to the European currencies was under way. The hedge was retained on British stocks and bonds given our expectation that the British pound could weaken versus the US dollar in the coming months. We also retained the hedge on the equivalent of the full weighting in Japanese stocks back into US dollars as we continued to look for the dollar to resume its strengthening trend relative to the Japanese yen.


In Conclusion
We thank you for your investment in Merrill Lynch Asset Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President




(Thomas R. Robinson)
Thomas R. Robinson
Senior Vice President and
Portfolio Manager



October 30, 1998





PERFORMANCE DATA


About Fund
Performance


Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Merrill Lynch Asset Income Fund, Inc., September 30, 1998


PERFORMANCE DATA (concluded)



Average Annual
Total Return

                                    % Return Without  % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/98                         +5.29%         +1.08%
Inception (9/02/94)
through 9/30/98                            +9.49          +8.40

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 9/30/98                         +4.50%         +0.76%
Inception (9/02/94)
through 9/30/98                            +8.68          +8.68

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 9/30/98                         +4.46%         +3.52%
Inception (10/21/94)
through 9/30/98                            +9.12          +9.12

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 9/30/98                         +5.03%         +0.83%
Inception (10/21/94)
through 9/30/98                            +9.70          +8.57

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


Recent
Performance
Results*
                                                                                                   Standardized
                                                   12 Month       3 Month      Since Inception     30-Day Yield
                                                 Total Return   Total Return     Total Return     As of 9/30/98
ML Asset Income Fund, Inc. Class A Shares           +5.29%        -1.39%            +44.74%            3.59%
ML Asset Income Fund, Inc. Class B Shares           +4.50         -1.67             +40.40             3.00
ML Asset Income Fund, Inc. Class C Shares           +4.46         -1.59             +41.09             2.95
ML Asset Income Fund, Inc. Class D Shares           +5.03         -1.45             +44.04             3.35

*Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception periods are Class A & Class B Shares, from 9/02/94 to 9/30/98 and Class C & Class D Shares, from 10/21/94 to 9/30/98.


SCHEDULE OF INVESTMENTS                                                                                   (in US dollars)
                                          Shares                                                                Percent of
COUNTRY       Industries                   Held              Common Stocks               Cost         Value     Net Assets
Canada        Automobile Parts              500    Magna International, Inc.
                                                   (Class A)                        $    34,305    $    29,062        0.2%

              Telecommunications          1,200    Teleglobe Inc.                        32,531          31,125       0.2

                                                   Total Common Stocks in Canada         66,836          60,187       0.4

Finland       Holding Company             1,000    Amer Group Ltd.                       21,663          13,169       0.1

              Insurance                     400    Sampro Insurance Co. (Class A)        18,682          11,408       0.1

              Pharmaceuticals               700    Orion-Yhtymae Oyj (Class B )          21,766          14,887       0.1

              Real Estate                 3,000    Sponda Oyj                            21,548          20,049       0.1
              Investment Trusts

                                                   Total Common Stocks in Finland        83,659          59,513       0.4

France        Electronics                 1,300    Thomson CSF S.A.                      49,235          39,661       0.3

              Insurance                     500    AXA-UAP                               57,799          45,763       0.3

              Machinery & Equipment       1,200    Alstom S.A.                           40,918          25,691       0.2

              Oil--Related                  400    Elf Aquitaine S.A.                    50,791          49,313       0.3

              Reinsurance                   400    Scor S.A.                             22,770          23,765       0.2

              Semiconductor Capital         800    STMicroelectronics N.V.
              Equipment                            (NY Registered Shares)                54,057          35,950       0.2

              Utilities--Water              125    Vivendi S.A.                          26,739          24,888       0.2

                                                   Total Common Stocks in France        302,309         245,031       1.7

Germany       Banking                       550    Bayerische Vereinsbank AG             37,658          40,509       0.3

              Chemicals                     300    Henkel KGaA (Preferred)               27,661          22,733       0.2

                                                   Total Common Stocks in Germany        65,319          63,242       0.5

Ireland       Banking                     1,000    Bank of Ireland                       21,156          17,844       0.1

                                                   Total Common Stocks in Ireland        21,156          17,844       0.1

Italy         Banking                    19,000    Banca Di Roma S.p.A.                  41,544          33,918       0.2

              Publishing                  3,500    Arnoldo Mondadori Editore S.p.A.      36,289          40,644       0.3

                                                   Total Common Stocks in Italy          77,833          74,562       0.5

Japan         Computers                   1,000    Tokyo Electron Limited                34,531          24,466       0.2

              Electronics                 2,000    Matsushita Electric Industrial
                                                   Co., Ltd.                             31,938          27,257       0.2
                                            400    Sony Corporation (ADR)*               31,740          27,500       0.2
                                                                                    -----------     -----------     ------
                                                                                         63,678          54,757       0.4

              Insurance                   3,000    Tokio Marine & Fire Insurance
                                                   Co., Ltd.                             31,300          26,890       0.2

              Machine Tools               2,000    Minebea Co., Ltd.                     21,069          16,325       0.1
              & Machinery

                                                   Total Common Stocks in Japan         150,578         122,438       0.9

Netherlands   Broadcasting                  300    Wolters Kluwer N.V.                   45,925          57,574       0.4
              & Publishing

                                                   Total Common Stocks
                                                   in the Netherlands                    45,925          57,574       0.4

Spain         Building Materials          1,300    Uralita, S.A.                         18,230          10,524       0.1

              Real Estate                   600    Metrovacesa, S.A.                     18,788          15,523       0.1

              Venture Capital             1,400    Dinamia Capital Privado-Sociedad
                                                   de Capital Riesgo, S.A.               25,340          17,444       0.1

                                                   Total Common Stocks in Spain          62,358          43,491       0.3



Merrill Lynch Asset Income Fund, Inc., September 30, 1998

SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
                                          Shares                                                                Percent of
COUNTRY       Industries                   Held              Common Stocks               Cost         Value     Net Assets
Sweden        Auto & Truck                  700    Autoliv, Inc.                    $    22,059     $    21,543       0.1%

              Automobile Parts            1,000    Haldex AB                             17,681          11,557       0.1

              Banking                       500    ForeningsSparbanken AB                 6,218          11,493       0.1
                                            300    Nordbanken Holding AB                  2,133           1,724       0.0
                                                                                    -----------     -----------     ------
                                                                                          8,351          13,217       0.1

              Diversified                   900    Custos AB (Class A)                   24,393          18,216       0.1
                                            100    Custos AB (Class B)                    2,653           2,018       0.0
                                                                                    -----------     -----------     ------
                                                                                         27,046          20,234       0.1

              Investment Management       1,800    Bure Investment AB                    23,080          23,905       0.2

              Laser Components              800    Spectra-Physics AB (Class A)          19,323           7,406       0.1

              Real Estate                 1,000    Fastighets Tornet AB                  16,637          14,685       0.1

              Real Estate                 1,600    Castellum AB                          15,160          15,834       0.1
              Investment Trusts

              Telecommunications          1,400    Telefonaktiebolaget LM
                                                   Ericsson (ADR)*                       35,934          25,725       0.2

                                                   Total Common Stocks in Sweden        185,271         154,106       1.1

Switzerland   Machinery                      22    Schindler Holding AG                  38,788          25,038       0.1

              Merchandising                  35    Merkur (Registered Shares)             9,581           7,903       0.1

                                                   Total Common Stocks in Switzerland    48,369          32,941       0.2

United        Aerospace                   7,200    British Aerospace PLC                 56,813          43,640       0.3
Kingdom
              Automobile Parts            8,700    LucasVarity PLC                       35,770          26,735       0.2

              Beverages                   4,382    Diageo PLC (Class B)                  47,807          41,663       0.3

              Foods                       3,700    Devro PLC                             29,536          15,328       0.1

              Travel & Lodging           13,000    Thomson Travel Group PLC              42,117          30,017       0.2

                                                   Total Common Stocks
                                                   in the United Kingdom                212,043         157,383       1.1

United        Aerospace                   1,000    GenCorp, Inc.                         25,562          19,250       0.1
States                                      200    United Technologies Corporation       15,741          15,287       0.1
                                                                                    -----------     -----------     ------
                                                                                         41,303          34,537       0.2

              Airlines                      600    US Airways Group, Inc.                31,804          30,375       0.2

              Automobile Parts              700    Federal-Mogul Corp.                   32,326          32,725       0.2

              Automobile Rental             860    Avis Rent A Car, Inc.                 28,709          18,544       0.1
                                            540    Hertz Corp. (Class A)                 18,819          22,343       0.2
                                                                                    -----------     -----------     ------
                                                                                         47,528          40,887       0.3

              Banking                     1,600    Bank of New York Co., Inc.            27,507          43,800       0.3
                                            500    BankAmerica Corp.                     28,146          30,062       0.2
                                          1,000    First Union Corp.                     50,555          51,188       0.4
                                                                                    -----------     -----------     ------
                                                                                        106,208         125,050       0.9

              Beverages                   1,200    PepsiCo, Inc.                         43,267          35,325       0.2

              Broadcasting/Cable          1,200    Tele-Communications (Class A)         29,892          46,950       0.3
                                          3,400    Tele-Communications TCI
                                                   Ventures Group (Class A)              47,362          60,775       0.4
                                                                                    -----------     -----------     ------
                                                                                         77,254         107,725       0.7

              Chemicals                   2,100    Great Lakes Chemical Corp.            89,165          81,638       0.6

              Computer Services             900    BMC Software, Inc.                    41,194          54,000       0.4
              & Software                    900    Cisco Systems, Inc.                   45,450          55,631       0.4
                                          1,750    Computer Associates
                                                   International, Inc.                   71,148          64,750       0.4
                                            400    International Business
                                                   Machines Corp.                        46,794          51,200       0.4
                                                                                    -----------     -----------     ------
                                                                                        204,586         225,581       1.6

              Computers                   3,800    Compaq Computer Corporation          114,071         120,175       0.9

              Consumer Products           2,000    Dial Corp.                            41,022          41,250       0.3

              Containers                    850    Owens--Illinois, Inc.                 27,687          21,250       0.1

              Electronic/Instruments        800    Texas Instruments Inc.                49,492          42,200       0.3

              Electronics                   700    General Electric Company              53,280          55,694       0.4

              Entertainment               3,200    Premier Parks, Inc.                   80,841          56,000       0.4

              Financial Services          1,700    Heller Financial, Inc.                45,392          40,800       0.3
                                            800    Providian Financial Corporation       50,089          67,850       0.5
                                                                                    -----------     -----------     ------
                                                                                         95,481         108,650       0.8

              Foods                       1,400    Keebler Foods Co.                     38,036          36,400       0.3

              Hardware Products             700    Black & Decker Corporation            27,191          29,138       0.2

              Health Care                 1,200    Columbia/HCA Healthcare
                                                   Corporation                           35,493          24,075       0.2
                                          1,200    HEALTHSOUTH Corporation               28,453          12,675       0.1
                                                                                    -----------     -----------     ------
                                                                                         63,946          36,750       0.3

              Industrial                    300    Millipore Corporation                  6,703           5,719       0.0

              Insurance                     900    Allmerica Financial Corp.             55,841          53,662       0.4
                                            900    Equitable Companies Inc. (The)        46,184          37,238       0.3
                                            500    UNUM Corporation                      15,861          24,844       0.2
                                                                                    -----------     -----------     ------
                                                                                        117,886         115,744       0.9

              Machine Tools               1,400    Ingersoll-Rand Co.                    48,746          53,113       0.4
              & Machinery

              Manufacturing                 700    Tyco International Ltd.               36,628          38,675       0.3

              Medical                       800    Beckman Coulter Inc.                  47,152          41,300       0.3

              Natural Gas                 1,500    El Paso Energy Corporation            39,390          48,656       0.3
                                          1,100    Enron Corp.                           50,669          58,094       0.4
                                                                                    -----------     -----------     ------
                                                                                         90,059         106,750       0.7

              Oil Services                  330    Schlumberger Ltd.                     17,776          16,603       0.1

              Petroleum                     900    Unocal Corp.                          30,277          32,625       0.2

              Pharmaceuticals               700    Bristol-Myers Squibb Co.              69,700          72,713       0.5
                                            900    Warner-Lambert Company                47,162          67,950       0.5
                                                                                    -----------     -----------     ------
                                                                                        116,862         140,663       1.0

              Printing & Publishing       2,000    World Color Press, Inc.               59,478          62,000       0.4

              Radio & Television          2,000    Capstar Broadcasting Corp.
                                                   (Class A)                             38,000          30,875       0.2

              Railroads                   1,500    Burlington Northern Santa Fe Inc.     41,588          48,000       0.3



Merrill Lynch Asset Income Fund, Inc., September 30, 1998

SCHEDULE OF INVESTMENTS (concluded)                                                                       (in US dollars)
                                          Shares                                                                Percent of
COUNTRY       Industries                   Held              Common Stocks               Cost         Value     Net Assets
United        Real Estate                   200    Starwood Hotels & Resorts        $     7,387     $     6,100       0.0%
States        Investment Trusts
(concluded)
              Retail--Specialty           1,100    Lowe's Companies, Inc.                38,955          34,994       0.2

              Retail--Stores                700    Consolidated Stores Corporation       23,820          13,738       0.1
                                          1,600    Rite Aid Corporation                  35,457          56,800       0.4
                                          1,300    Safeway Inc.                          43,658          60,288       0.4
                                            900    Wal-Mart Stores, Inc.                 41,623          49,162       0.3
                                                                                    -----------     -----------     ------
                                                                                        144,558         179,988       1.2

              Savings &                   1,900    GreenPoint Financial Corp.            71,555          60,563       0.4
              Loan Associations

              Services                      500    Quintiles Transnational Corp.         23,351          21,875       0.2

              Telecommunications          1,000    GTE Corporation                       51,129          55,000       0.4
                                          1,500    MCI WorldCom, Inc                     47,542          73,312       0.5
                                                                                    -----------     -----------     ------
                                                                                         98,671         128,312       0.9

              Travel & Lodging            1,000    Carnival Corporation (Class A)        20,456          31,813       0.2
                                            810    Royal Caribbean Cruises Ltd.          20,139          21,516       0.1
                                                                                    -----------     -----------     ------
                                                                                         40,595          53,329       0.3

              Utilities--                 1,100    Ameritech Corporation                 53,318          52,112       0.4
              Communication

              Utilities--Electric           800    PECO Energy Co.                       27,330          29,250       0.2
                                            700    Public Service Enterprise
                                                   Group Incorporated                    27,203          27,519       0.2
                                            600    Texas Utilities Company               26,856          27,937       0.2
                                                                                    -----------     -----------     ------
                                                                                         81,389          84,706       0.6

              Waste Management            1,100    Waste Management, Inc.                48,049          52,869       0.4

                                                   Total Common Stocks
                                                   in the United States               2,523,471       2,628,265      18.3

                                                   Total Investments
                                                   in Common Stocks                   3,845,127       3,716,577      25.9

                                         Face
                                        Amount          Fixed-Income Securities

Germany       Federal Government                   Bundesrepublik Deutschland:
              Obligations        DM   1,200,000       6% due 7/04/2007                  789,258         823,257       5.7
                                        160,000       5.625% due 1/04/2028               92,224         106,683       0.8

                                                   Total Fixed-Income Securities
                                                   in Germany                           881,482         929,940       6.5

Sweden        Federal Government                   Government of Sweden:
              Obligations        Skr    700,000       5.50% due 4/12/2002                88,977          92,492       0.7
                                      1,400,000       8% due 8/15/2007                  204,289         221,290       1.5

                                                   Total Fixed-Income Securities
                                                   in Sweden                            293,266         313,782       2.2

United        Federal          Pound    525,000    UK Treasury Bills, 7.25% due
Kingdom       Government    Sterling               12/07/2007                           967,944       1,048,445       7.3
              Obligations

                                                   Total Fixed-Income Securities
                                                   in the United Kingdom                967,944       1,048,445       7.3

United        US Government                        Federal National Mortgage
States        Agency                               Association:
              Obligations        US$  1,240,000       5.625% due 3/15/2001            1,243,245       1,269,834       8.9
                                      1,240,000       5.75% due 4/15/2003             1,246,248       1,293,469       9.0
                                      1,510,000       5.75% due 2/15/2008             1,501,712       1,597,535      11.1
                                                                                    -----------     -----------     ------
                                                                                      3,991,205       4,160,838      29.0

              US Government                        US Treasury Notes:
              Obligations               100,000       6% due 8/15/1999                  100,477         101,141       0.7
                                        230,000       6.125% due 9/30/2000              234,205         237,583       1.7
                                        895,000       6.625% due 2/15/2027            1,004,130       1,087,425       7.6
                                                                                    -----------     -----------     ------
                                                                                      1,338,812       1,426,149      10.0

                                                   Total Fixed-Income Securities
                                                   in the United States               5,330,017       5,586,987      39.0

                                                   Total Investments in
                                                   Fixed-Income Securities            7,472,709       7,879,154      55.0

                                                         Short-Term Securities

United        US Government                        Federal Home Loan Mortgage
States        Agency                               Corporation:
              Obligations**      US$    758,000       5.38% due 10/01/1998              758,000         758,000       5.3
                                      1,300,000       5.14% due 10/02/1998            1,299,814       1,299,814       9.0
                                        500,000       5.25% due 10/05/1998              499,708         499,708       3.5

                                                   Total Investments in
                                                   Short-Term Securities              2,557,522       2,557,522      17.8


              Total Investments                                                     $13,875,358      14,153,253      98.7
                                                                                    ===========
              Unrealized Depreciation on Forward Foreign Exchange Contracts***                             (829)     (0.0)

              Other Assets Less Liabilities                                                             189,931       1.3
                                                                                                    -----------     ------
              Net Assets                                                                            $14,342,355     100.0%
                                                                                                    ===========     ======

              Net Asset Value:    Class A--Based on net assets of $4,404,115
                                           and 420,926 shares outstanding                           $     10.46
                                                                                                    ===========
                                  Class B--Based on net assets of $8,696,596
                                           and 831,145 shares outstanding                           $     10.46
                                                                                                    ===========
                                  Class C--Based on net assets of $612,366
                                           and 58,504 shares outstanding                            $     10.47
                                                                                                    ===========
                                  Class D--Based on net assets of $629,278
                                           and 60,172 shares outstanding                            $     10.46
                                                                                                    ===========


  *American Depositary Receipts (ADR).
 **Certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rate paid at the time of purchase by the Fund.
***Forward foreign exchange contracts as of September 30, 1998 were as follows:
                                                     Unrealized
   Foreign                         Expiration       Appreciation
   Currency Sold                     Date          (Depreciation)

   C$                  90,000     November 1998       $  (108)
   Pound Sterling     475,000     October 1998         (6,377)
   Pound Sterling     230,000     December 1998         1,746
   YEN             17,000,000     November 1998         3,910
                                                      -------
   Total Unrealized Depreciation on Forward
   Foreign Exchange Contracts--Net
   (US$Commitment--$1,377,971)                        $  (829)
                                                      =======



Merrill Lynch Asset Income Fund, Inc., September 30, 1998


COMMON STOCK PORTFOLIO CHANGES



For the Quarter Ended September 30, 1998


Additions

 Ameritech Corporation
 Banca Di Roma S.p.A.
 Consolidated Stores Corporation
 GTE Corporation
 GreenPoint Financial Corp.
 Merkur (Registered Shares)
 Millipore Corporation
 Minebea Co., Ltd.
 PECO Energy Co.
 PepsiCo, Inc.
 Public Service Enterprise Group, Inc.
 Quintiles Transnational Corp.
 Tele-Communications (Class A)
 Telefonaktiebolaget LMEricsson (ADR)
 Teleglobe Inc.
 Texas Utilities Company
*United Healthcare Corp.
 United Technologies Corporation
 Vivendi S.A.
 Wolters Kluwer N.V.


Deletions

 Bank of Tokyo Mitsubishi, Ltd. (The)
 Chancellor Media Corp.
 Color Line ASA
 Daimler-Benz AG
 Danieli & Company--RNC
 Finnlines Oyj
 Gartner Group, Inc. (Class A)
 Gillette Company (The)
 Grupo Carso, S.A. de C.V. (ADR)
 Hyundai Engineering & Construction Co.,
   Ltd. (GDR)
 Imax Corp.
 Imperial Chemical Industries PLC (ADR)
 Intel Corporation
 Makino Milling Machine Co., Ltd.
 Mannesman AG
 Orbital Science Corp.
 Overseas Chinese Banking Corp. Ltd.
 P.T. Indonesian Satellite Corp. (ADR)
 Panamerican Beverages, Inc. (Class A)
   (US Registered Shares)
 Perstorp AB (Class B)
 Repsol, S.A. (ADR)
 Royal Dutch Petroleum Co.
   (NY Registered Shares)
 Sanwa Bank, Ltd.
 Seagram Company Ltd. (The)
 Sears, Roebuck & Co.
 SmarTalk TeleService, Inc.
 Tele-Communications, Inc. (Class A)
   (Convertible Preferred)
 Telefonos de Mexico, S.A. de C.V. (ADR)
 Travelers Group, Inc.
 UBS AG
 UPM-Kymmene Oyj
*United Healthcare Corp.
 Valora Holdings AG
 Yacimientos Petroliferos Fiscales S.A. (ADR)

[FN]
*Added and deleted in the same quarter.


OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Thomas R. Robinson, Senior Vice President
   and Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863